Segment Information, Reconciliation of Total Segment Assets to Total Assets (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Segment Information [Abstract]
Cash and cash equivalents		$ 114,666,571	$ 37,193,010
Total assets from discontinued operations		449,807	495,003
Assets		326,259,921	326,407,184
Continuing Operations [Member]
Segment Information [Abstract]
Assets		325,810,114	325,912,181
Operating Segment [Member] | MR (Handysize/MR2) Tanker Segment [Member]
Segment Information [Abstract]
Assets		5,408,661	9,666,777
Operating Segment [Member] | LPG Carrier Segment [Member]
Segment Information [Abstract]
Assets		71,646,584	72,241,241
Segment Reconciling Items [Member]
Segment Information [Abstract]
Cash and cash equivalents	[1]	114,665,412	37,191,906
Prepaid expenses and other assets	[1]	$ 134,089,457	$ 206,812,257

[1]	Refers to assets of other, non-vessel owning, entities included in the consolidated financial statements.